Purchase option (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Purchase option [Abstract]
Proceeds from sale of underwriter's option	$ 100	$ 100		$ 100	$ 100
Number of units subject to underwriter's option	200,000			200,000	200,000
Exercise price of underwriter's option, per share				12.5	12.5
Number of ordinary shares within the units subject to underwriter's option				200,000	200,000
Number of warrants within the units subject to underwriter's option				200,000	200,000
Number of ordinary shares issuable upon exercise of warrants within the units subject to underwriter's option				200,000	200,000
Expected volatility		2.51%	3.64%
Risk-free interest rate		2.01%	1.52%
Expected life		4.79	3.79